INSURANCE - Assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets related to insurance contracts ( (i) included within Loans and other financing)
Receivable premiums	$ 2,089	$ 5,931
Commissions receivables	1,754,250	1,673,423
Total	1,756,339	1,679,354
Liabilities related to insurance contracts ( (ii) included within Other non-financial liabilities)
Debt with insured	304,775	380,369
Debt with reinsurers	64,079	51,505
Debt with producers	334,779	484,538
Technical commitments	746,211	677,896
Outstanding claims paid by re-insurance companies	(1,621)	(2,734)
commissions to pay	4,217	6,910
Total	$ 1,452,440	$ 1,598,484